PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                               STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                              STRONG BLUE CHIP FUND
                              STRONG DISCOVERY FUND
                              STRONG ENDEAVOR FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                          STRONG LARGE CAP GROWTH FUND
                        STRONG LARGE COMPANY GROWTH FUND
                        STRONG U.S. EMERGING GROWTH FUND


                 Supplement to the Prospectus dated May 1, 2003


STRONG DISCOVERY FUND
Effective immediately, Mr. Thomas J. Pence is the sole Portfolio Manager of the Strong Discovery Fund. His biography can be found on page 23 of the prospectus.

STRONG GROWTH FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Growth Fund. His biography can be found on page 22 of the prospectus.

STRONG GROWTH 20 FUND
Effective June 30, 2003, Mr. Brandon M. Nelson is the Portfolio Manager of the Strong Growth 20 Fund. His biography can be found below.

         BRANDON M. NELSON manages the GROWTH 20 FUND. Mr. Nelson joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst designation. He has managed the Fund since June 2003. From March 2003 to June 2003, he was an equity Portfolio Co-Manager. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been a manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin-Madison in 1994, a master's of science degree in finance from the University of Wisconsin-Madison in 1996, and was selected to participate in the Applied Security Analysis Program.

STRONG LARGE CAP GROWTH FUND
Effective June 30, 2003, Mr. Bruce C. Olson is the sole Portfolio Manager of the Strong Large Cap Growth Fund. His biography can be found on page 22 of the prospectus.


            The date of this Prospectus Supplement is July 15, 2003.


RT3596 07-03                                             Disco0703/WH2021 07-03